Summary of Significant Accounting Policies (Reconciliation of Net Income to Taxable Income Before Dividends Paid Deduction) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Net income (loss)	$ 196,549	$ (75,868)	$ 96,309
Book/tax differences	49,383	148,462	(12,885)
Taxable income before adjustments	245,932	72,594	83,424
Less: capital gains	(108,938)	0	0
Adjusted taxable income subject to 90% distribution requirement	$ 136,994	$ 72,594	$ 83,424